    As filed with the Securities and Exchange Commission on October 31, 2003

                                                       Registration No. 2-58287
                                                Investment Co. Act No. 811-2729

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

     Pre-Effective Amendment No.                                [ ]

     Post-Effective Amendment No. 46                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

     Amendment No. 47

                        (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)


              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
          -------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


        Registrant's Telephone Number, including Area Code (713) 626-1919


                                Robert H. Graham
              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
          -------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

John H. Lively, Esquire                   Martha J. Hays, Esquire
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100              1735 Market Street, 51st Floor
Houston, Texas 77046-1173                 Philadelphia, Pennsylvania 19103-7599


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on November 24, 2003 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Contents of Registration Statement


Cover Page

Contents of Registration Statement

Prospectus for Cash Assets Portfolio (Institutional Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Statement of Additional Information relating to the Institutional Class shares of Cash Assets Portfolio - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for Liquid Assets Portfolio (Cash Management Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for Liquid Assets Portfolio (Institutional Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for Liquid Assets Portfolio (Personal Investment Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for Liquid Assets Portfolio (Private Investment Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for Liquid Assets Portfolio (Reserve Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for Liquid Assets Portfolio (Resource Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for Liquid Assets Portfolio (Sweep Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Statement of Additional Information relating to the Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares of Liquid Assets Portfolio
- incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for STIC Prime Portfolio (Cash Management Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for STIC Prime Portfolio (Institutional Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for STIC Prime Portfolio (Personal Investment Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for STIC Prime Portfolio (Private Investment Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for STIC Prime Portfolio (Reserve Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for STIC Prime Portfolio (Resource Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Prospectus for STIC Prime Portfolio (Sweep Class shares) - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Statement of Additional Information relating to the Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares of STIC Prime Portfolio - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Part C - incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003 - Edgar Accession No. 0000950129-03-004510.

Signature Page

Powers of Attorney

The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003 to November 24, 2003.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Houston, Texas on the 31 day of October, 2003.

                                    Registrant:  SHORT-TERM INVESTMENTS TRUST


                                            By:  /s/ ROBERT H. GRAHAM
                                                 -------------------------------
                                                 Robert H. Graham, President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                  SIGNATURES                                TITLE                                  DATE
                  ----------                                -----                                  ----
             /s/ ROBERT H. GRAHAM               Chairman, Trustee & President                October 31, 2003
            -----------------------             (Principal Executive Officer)
              (Robert H. Graham)


              /s/ FRANK S. BAYLEY                          Trustee                           October 31, 2003
            -----------------------
               (Frank S. Bayley)


             /s/ BRUCE L. CROCKETT                         Trustee                           October 31, 2003
            -----------------------
              (Bruce L. Crockett)


             /s/ ALBERT R. DOWDEN                          Trustee                           October 31, 2003
            -----------------------
              (Albert R. Dowden)


            /s/ EDWARD K. DUNN, JR.                        Trustee                           October 31, 2003
            -----------------------
             (Edward K. Dunn, Jr.)


              /s/ JACK M. FIELDS                           Trustee                           October 31, 2003
            -----------------------
               (Jack M. Fields)


              /s/ CARL FRISCHLING                          Trustee                           October 31, 2003
            -----------------------
               (Carl Frischling)


            /s/ PREMA MATHAI-DAVIS                         Trustee                           October 31, 2003
            -----------------------
             (Prema Mathai-Davis)


             /s/ LEWIS F. PENNOCK                          Trustee                           October 31, 2003
            -----------------------
              (Lewis F. Pennock)


              /s/ RUTH H. QUIGLEY                          Trustee                           October 31, 2003
            -----------------------
               (Ruth H. Quigley)


              /s/ LOUIS S. SKLAR                           Trustee                           October 31, 2003
            -----------------------
               (Louis S. Sklar)


            /s/ MARK H. WILLIAMSON                        Trustee &                          October 31, 2003
            -----------------------                Executive Vice President
             (Mark H. Williamson)


              /s/ DANA R. SUTTON                 Vice President & Treasurer                  October 31, 2003
            -----------------------               (Principal Financial and
               (Dana R. Sutton)                      Accounting Officer)


               /s/ BOB R. BAKER*                           Trustee                           October 31, 2003
            -----------------------
                (Bob R. Baker)


              /s/ JAMES T. BUNCH*                          Trustee                           October 31, 2003
            -----------------------
               (James T. Bunch)


              /s/ GERALD J. LEWIS*                         Trustee                           October 31, 2003
            -----------------------
               (Gerald J. Lewis)


                /s/ LARRY SOLL*                            Trustee                           October 31, 2003
            -----------------------
                 (Larry Soll)

             /s/ KEVIN M. CAROME                                                              October 31, 2003
            -----------------------
                 Kevin M. Carome

*  By Kevin M Carome, attorney-in-fact.

* Original Powers of Attorney authorizing Robert H. Graham and Kevin M. Carome and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named trustees of the Registrant are filed herewith.

                                  INDEX


    Exhibit
    Number                     Description
    -------                    -----------

                      Powers of Attorney